LEASES (Details 2) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
LEASES
2026	$ 48,435	$ 48,435
2027	48,435	48,435
2028	32,347	37,710
Thereafter	8,995	15,741
Total minimum lease liabilities payment	138,212	150,321
Less: imputed interest	(17,533)	(20,371)
Present value of lease liabilities	120,679
Current liabilities	39,145	38,311	$ 24,881
Non-current liabilities	81,534	91,639	$ 4,602
Present value of lease liabilities	$ 120,679
Operating And Finance Lease Maturities
Present value of lease liabilities		$ 129,950